First Trust Dow Jones International Internet ETF Shareholder Fees	Sep. 30, 2025
First Trust Dow Jones International Internet ETF | First Trust Dow Jones International Internet ETF
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%